COLT 2022-4 ABS-15G

Exhibit 99.24

Seller Loan ID	Customer Loan ID	Dummy ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category	Reviewer Loan ID	Deal
XXXX	XXXX	4350096193	XXXX	1175	Credit		Credit score does not meet guidelines	Credit score of 0 is less than 0, the minimum credit score required per lender guidelines Foreign National No Credit Score require Borrower is a foreign national so no FICO required, finding cleared	(2021-07-29) Foreign National No Credit Score require	(2021-07-29) Borrower is a foreign national so no FICO required, finding cleared		Cleared	3	1	C	A	C	A	C	A	C	A	C	A	No		258_67	0471-017_258
XXXX	XXXX	4350096192	XXXX	12254	Credit		Bank account used to collect rental payments must reside in a US Banking Institution	The exception 'Bank account used to collect rental payments must reside in a US Banking Institution' is cleared. We do not required the rental Payment be deposit in a US bank Institution. The Borrower is only required to have an US bank account for the mortgage payment that are paid to XXXX This finding is for the borrower not having a US based account to make payments. Borrowers is a US citizen? ACH is not required. We do not verify where rental payments are received Borrower is US citizen, finding cleared.	(2021-10-26) Borrowers is a US citizen? ACH is not required. We do not verify where rental payments are received (2021-08-24) We do not required the rental Payment be deposit in a US bank Institution. The Borrower is only required to have an US bank account for the mortgage payment that are paid to XXXX	(2021-10-26) Borrower is US citizen, finding cleared. (2021-08-24) This finding is for the borrower not having a US based account to make payments.		Cleared	3	1	C	A	C	A	C	A	C	A	C	A	No		258_85	0471-017_258
XXXX	XXXX	4350096192	XXXX	1175	Credit		Credit score does not meet guidelines	FICO above guideline minimum, finding cleared.		(2021-11-22) FICO above guideline minimum, finding cleared.		Cleared	3	1	C	A	C	A	C	A	C	A	C	A	No		258_85	0471-017_258
XXXX	XXXX	4350096192	XXXX	12206	Credit		Missing Rent Comparable Schedule - Property 1	The exception 'Missing Rent Comparable Schedule - Property 1' is cleared. Uploaded ZILLOW- FMR Finding cleared	(2021-07-30) Uploaded ZILLOW- FMR	(2021-07-30) Finding cleared		Cleared	3	1	D	A	D	A	D	A	D	A	D	A	No		258_85	0471-017_258